TAXATION - Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Balance at beginning of year	¥ 63,273	¥ 64,528
Reversal based on tax positions related to prior years	(28)	(1,255)
Balance at end of year	¥ 63,245	¥ 63,273